Document and Entity Information	Oct. 19, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 19, 2016
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Oct. 19, 2016
Document Effective Date	Oct. 19, 2016
Prospectus Date	Feb. 29, 2016